FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest Rate risk and Foreign Currency risk | Interest rate swaps and foreign currency swaps | Loans and Financing
Sensitivity analysis
Interest rate change (as a percent)		0.10%	0.10%
Impact on income statement based on change in assumption			R$ 11,073
Foreign currency risk
Sensitivity analysis
Percentage of change		5.00%	5.00%
Impact on income statement based on change in assumption		R$ 112,355	R$ 113,445
Impact on income statement based on change in assumption, after effects of changes in net investment hedge		R$ 71,718	R$ 74,457
Foreign currency risk | Non-Deliverable Forwards
Sensitivity analysis
Percentage of change		5.00%	5.00%
Impact on income statement based on change in assumption			R$ 7,063
Interest rate risk
Sensitivity analysis
Interest rate change (as a percent)		0.10%	0.10%
Impact on income statement based on change in assumption		R$ 70,891	R$ 55,959
Interest rate risk | Interest Rate Swap
Sensitivity analysis
Interest rate change (as a percent)		0.50%	0.50%
Impact on income statement based on change in assumption	R$ 408		R$ 476
Products sold price risk
Sensitivity analysis
Percentage of change		1.00%	1.00%
Impact on income statement based on change in assumption		R$ 396,440	R$ 461,595
Raw materials and commodity price risk
Sensitivity analysis
Percentage of change		1.00%	1.00%
Impact on income statement based on change in assumption		R$ 258,906	R$ 296,234